Segmental reporting (Tables)	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
Schedule of segment reporting information

The following tables present summary information by segment for the years ended December 31,2023 and 2024, respectively:

	Year Ended December 31, 2023
	Packaged software solutions	No-code platform and mobile application	Corporate Governance	Total
	S$	S$	S$	S$
Revenue	4,263,078	1,826,518	-	6,089,596
Cost of revenues	(2,754,393)	(462,582)	-	(3,216,975)

Gross profit	1,508,685	1,363,936	-	2,872,621
Loss from operation	(112,819)	(137,956)	(1,099,674)	(1,350,449)
Other income	18,979	23,777	-	42,756
Net loss	(93,840)	(114,179)	(1,099,674)	(1,307,693)

Total reportable assets	2,488,088	1,736,051	-	4,224,139

	Year Ended December 31, 2024
	Packaged software solutions	No-Code platform and mobile application	Corporate Governance	Total	Packaged software solutions	No-Code platform and mobile application	Corporate Governance	Total
	S$	S$	S$	S$	$	$	$	$
Revenue	3,267,891	774,883	-	4,042,774	2,391,957	567,181	-	2,959,138
Cost of revenue	(2,655,675)	(333,549)	-	(2,989,224)	(1,943,840)	(244,144)	-	(2,187,984)

Gross profits	612,216	441,334	-	1,053,550	448,117	323,037	-	771,154

Loss from operation	(1,431,609)	(1,097,510)	(6,157,821)	(8,686,940)	(1,047,876)	(803,330)	(4,507,262)	(6,358,468)
Other income	79,214	34,940	94,491	208,645	57,981	25,575	69,163	152,719

Loss before tax expense	(1,352,395)	(1,062,570)	(6,063,330)	(8,478,295)	(989,895)	(777,755)	(4,438,099)	(6,205,749)

Income tax expense	(161,000)	(8,304)	-	(169,304)	(117,845)	(6,078)	-	(123,923)

Net loss	(1,513,395)	(1,070,874)	(6,063,330)	(8,647,599)	(1,107,740)	(783,833)	(4,438,099)	(6,329,672)

Total reportable assets	951,369	3,010,728	12,056,517	16,018,614	696,362	2,203,724	8,824,855	11,724,941